Principal subsidiaries Principal subsidiaries - Principal in subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Proportion of net beneficial interest	53.00%
Oyu Tolgoi
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary	33.50%
Robe River
Disclosure of subsidiaries [line items]
Group interest (%)	65.00%
Non-controlling interest (%)	12.00%
Proportion of net beneficial interest	53.00%
Consrcio De Alumnio Do Maranho
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	10.00%
Diavik
Disclosure of subsidiaries [line items]
Group interest (%)		60.00%
Proportion of ownership interest in joint venture	60.00%
Proportion receivable or contingent asset percent	40.00%
Argyle Diamonds Limited
Disclosure of subsidiaries [line items]
Group interest (%)		100.00%
Argyle Diamonds Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Dampier Salt Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	68.36%
Group interest (%)	68.36%
Non-controlling interest (%)	31.64%
Energy Resources of Australia Ltd | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	86.33%
Group interest (%)	86.33%	68.60%
Non-controlling interest (%)	13.67%
Hamersley Iron Pty Limited
Disclosure of subsidiaries [line items]
Group interest (%)	100.00%
Hamersley Iron Pty Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Non-controlling interest (%)	35.00%
North Mining Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Rio Tinto Aluminium (Holdings) Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Group interest (%)	60.00%
Robe River Mining Co Pty Ltd | Robe River
Disclosure of subsidiaries [line items]
Non-controlling interest (%)	30.00%
Robe River Mining Co Pty Ltd | Class A and Class B Shares
Disclosure of subsidiaries [line items]
Group interest (%)	60.00%
Non-controlling interest (%)	40.00%
Robe River Mining Co Pty Ltd | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)	40.00%
Robe River Mining Co Pty Ltd | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)	76.36%
Alcan Alumina Ltda. | Quota
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Iron Ore Company of Canada | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	58.72%
Group interest (%)	58.72%
Non-controlling interest (%)	41.28%
Rio Tinto Fer et Titane Inc.
Disclosure of subsidiaries [line items]
Group interest (%)		100.00%
Rio Tinto Fer et Titane Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Rio Tinto Fer et Titane Inc. | Class B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Rio Tinto Fer et Titane Inc. | CAD 0.01 preferred
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Rio Tinto Alcan Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Diavik Diamond Mines (2012) Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
Simfer Jersey Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	53.00%
Group interest (%)	53.00%	53.00%
Non-controlling interest (%)	47.00%
Simfer S.A.
Disclosure of subsidiaries [line items]
Group interest (%)	85.00%	85.00%
Non-controlling interest (%)		45.05%
Proportion of indirect ownership interest in subsidiary	45.05%
QIT Madagascar Minerals SA
Disclosure of subsidiaries [line items]
Group interest (%)		80.00%
Portion of additional economic interest held through non voting investment	5.00%
Portion of economic interest held through non voting investment	85.00%
Proportion of voting rights held by non-controlling interests	20.00%
QIT Madagascar Minerals SA | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	80.00%
Group interest (%)	80.00%
QIT Madagascar Minerals SA | Common Shares And Investment Certificates
Disclosure of subsidiaries [line items]
Non-controlling interest (%)	15.00%
QIT Madagascar Minerals SA | Investment certificates
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
QIT Madagascar Minerals SA | Voting certificates
Disclosure of subsidiaries [line items]
Proportion of class held (%)	80.00%
Group interest (%)	80.00%
Non-controlling interest (%)	20.00%
Turquoise Hill Resources Ltd
Disclosure of subsidiaries [line items]
Group interest (%)	50.79%
Turquoise Hill Resources Ltd | Oyu Tolgoi
Disclosure of subsidiaries [line items]
Group interest (%)	66.00%
Turquoise Hill Resources Ltd(including Oyu Tolgoi LLC)
Disclosure of subsidiaries [line items]
Group interest (%)	50.80%
Turquoise Hill Resources Ltd(including Oyu Tolgoi LLC) | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	50.79%
Group interest (%)	50.79%
Non-controlling interest (%)	49.21%
Richards Bay Titanium (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (%)	74.00%
Non-controlling interest (%)	26.00%
Richards Bay Titanium (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Richards Bay Titanium (Proprietary) Limited | B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Richards Bay Titanium (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Richards Bay Mining (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (%)	74.00%
Non-controlling interest (%)	26.00%
Richards Bay Mining (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Richards Bay Mining (Proprietary) Limited | B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Richards Bay Mining (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration) | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%
U.S. Borax Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)	100.00%
Group interest (%)	100.00%